Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Impairment of PPE	$ 479	$ 0
Depreciation	12,288	13,409
Depreciation in cost of sales	$ 7,795	$ 8,562